Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
19.	INTANGIBLE ASSETS

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Carrying amount
Mobile Broadband Concession	$45,672	$89,019
Computer software	931	788
Goodwill	200	246
Others	244	232
	$47,047	$90,285

	Mobile Broadband Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2018	$70,144	$3,312	$236	$418	$74,110
Additions-acquired separately	—	485	—	13	498
Disposal	—	(371)	—	(58)	(429)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2018	$70,144	$3,426	$236	$373	$74,179
Accumulated amortization and impairment
Balance on January 1, 2018	$(16,675)	$(2,432)	$(27)	$(93)	$(19,227)
Amortization expenses	(3,957)	(406)	—	(23)	(4,386)
Disposal	—	371	—	58	429
Impairment losses	—	—	—	(51)	(51)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2018	$(20,632)	$(2,467)	$(27)	$(109)	$(23,235)
Balance on December 31, 2018, net	$49,512	$959	$209	$264	$50,944
Cost
Balance on January 1, 2019	$70,144	$3,426	$236	$373	$74,179
Additions-acquired separately	—	358	—	5	363
Disposal	(10,179)	(356)	—	—	(10,535)
Effect of foreign exchange difference	—	—	—	—	—
Others	—	2	—	—	2
Balance on December 31, 2019	$59,965	$3,430	$236	$378	$64,009
Accumulated amortization and impairment
Balance on January 1, 2019	$(20,632)	$(2,467)	$(27)	$(109)	$(23,235)
Amortization expenses	(3,840)	(388)	—	(25)	(4,253)
Disposal	10,179	356	—	—	10,535
Impairment losses	—	—	(9)	—	(9)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2019	$(14,293)	$(2,499)	$(36)	$(134)	$(16,962)
Balance on December 31, 2019, net	$45,672	$931	$200	$244	$47,047
Cost
Balance on January 1, 2020	$59,965	$3,430	$236	$378	$64,009
Additions-acquired separately	48,373	226	—	6	48,605
Disposal	—	(338)	—	(3)	(341)
Effect of foreign exchange difference	—	—	—	—	—
Acquired by business combinations (Note 14)	—	1	55	11	67
Others	—	1	—	—	1
Balance on December 31, 2020	$108,338	$3,320	$291	$392	$112,341
Accumulated amortization and impairment
Balance on January 1, 2020	$(14,293)	$(2,499)	$(36)	$(134)	$(16,962)
Amortization expenses	(5,026)	(371)	—	(27)	(5,424)
Disposal	—	338	—	1	339
Impairment losses	—	—	(9)	—	(9)
Effect of foreign exchange difference	—	—	—	—	—
Acquired by business combinations (Note 14)	—	—	—	—	—
Balance on December 31, 2020	$(19,319)	$(2,532)	$(45)	$(160)	$(22,056)
Balance on December 31, 2020, net	$89,019	$788	$246	$232	$90,285

For long-term business development, Chunghwa participated in the 5G mobile broadband license bidding hosted by the NCC and paid the deposit for 5G spectrum bidding amounting to $1,000 million (included in other assets) in October 2019.  Chunghwa paid $48,373 million, including the aforementioned deposit, in February 2020 for the aforementioned license to obtain 90MHz in the 3.5GHz spectrum and 600MHz in the 28GHz spectrum.

The concessions are granted and issued by the NCC.  The concession fees are amortized using the straight-line method over the period from the date operations commence through the date the license expires or the useful life, whichever is shorter.  The carrying amount of 3G concession fee was fully amortized in December 2018, 4G concession fees will be fully amortized by December 2030 and December 2033, and 5G concession fees will be fully amortized by December 2040.

The computer software is amortized using the straight-line method over the estimated useful lives of 1 to 10 years.  Other intangible assets are amortized using the straight-line method over the estimated useful lives of 1 to 20 years.  Goodwill is not amortized.

SENAO evaluated the goodwill that arose in the acquisition of Youth and its subsidiaries at the end of each year.  SENAO determined the smallest identifiable group of assets that generates cash inflows as single cash generating units by business type and evaluated the recoverable amount of those cash generating units by their value in use.  The management of SENAO estimated the cash flow projections based on the financial budgets for the following five years.  Discount rates were 13.7%, 12.3% and 12.1% as of December 31 2018, 2019 and 2020, respectively and were used to calculate the recoverable amount of related cash generating units by discounting aforementioned cash flows.

SENAO concluded the recoverable amount of the goodwill was lower than the carrying value and recognized impairment loss of $9 million and $9 million f for the years ended December 31, 2019 and 2020, respectively.  There was no impairment loss recognized for the year ended December 31, 2018.

SENAO evaluated and determined that the recoverable amount of certain licensed contract was nil and recognized the impairment loss of $51 million for the year ended December 31, 2018.  The recoverable amount was based on the value in use.

The aforementioned impairment losses were included under “other income and expenses” in the statements of comprehensive income.